Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ 10,707	$ 11,960	$ 12,540	$ 12,512	$ 13,169
Provision for credit losses	2,687	1,744	2,528	3,770	2,442
Interest income on certain impaired loans	(147)	(166)	(186)	(205)	(198)
Loan charge-offs	(4,193)	(4,428)	(4,587)	(5,247)	(4,454)
Loan recoveries	1,431	1,684	1,659	1,727	1,562
Net loan charge-offs	(2,762)	(2,744)	(2,928)	(3,520)	(2,892)
Allowance related to business combinations/other	(29)	(87)	6	(17)	(9)
Allowance for credit losses, ending balance	10,456	10,707	11,960	12,540	12,512
Total Commercial [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	6,417	6,632
Provision for credit losses	518	281
Interest income on certain impaired loans	(46)	(47)
Loan charge-offs	(911)	(839)	(872)	(1,488)	(811)
Loan recoveries	259	410	426	428	424
Net loan charge-offs	(652)	(429)
Allowance related to business combinations/other	8	(20)
Allowance for credit losses, ending balance	6,245	6,417	6,632
Total Consumer [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	4,290	5,328
Provision for credit losses	2,169	1,463
Interest income on certain impaired loans	(101)	(119)
Loan charge-offs	(3,282)	(3,589)	(3,715)	(3,759)	(3,643)
Loan recoveries	1,172	1,274	1,233	$ 1,299	$ 1,138
Net loan charge-offs	(2,110)	(2,315)
Allowance related to business combinations/other	(37)	(67)
Allowance for credit losses, ending balance	$ 4,211	$ 4,290	$ 5,328